HOMETAP TRANSACTION ASSET DEPOSITOR CF LLC ABS-15G

EXHIBIT 99.1 - SCHEDULE 5

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
Borrower1 Age at Application	0	563	0%
Borrower1 Age At Application Tape Data	0	9	0%
Closing Settlement Date	0	563	0%
CLTV	3	563	0.53%
Current Occupancy	0	11	0%
Entry Lien Position	0	563	0%
Hometap Cap Rate	0	563	0%
Investment Amount	0	563	0%
Investment Percentage	0	563	0%
LTV	3	451	0.67%
Maturity Date	0	563	0%
Original Appraised Value	0	563	0%
Primary Appraised Property Value	0	563	0%
Property Address	1	563	0.18%
Property City	0	323	0%
Property State	0	323	0%
Property Type	54	563	9.59%
Property Zip Code	0	544	0%
Qualifying FICO	0	563	0%
Total Other Liens	2	563	0.36%